Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity Transactions

Note 3 – Equity Transactions

The Company has authorized 500,000,000 shares of common stock with a par value of $0.0001. The total issued common stock as of September 30, 2020 was 16,795,421 and as of December 31, 2019 was 626,989 shares.

During the nine months ended September 30, 2020 the Company issued 16,168,485 common shares to outside investors investing $161,685 in the Company’s units (each unit is one common share and one warrant).

During the nine months ended September 30, 2020 the Company issued 16,168,485 warrants. These warrants were offered as part of the Company’s capital raise, which consist of one warrant and one share of the Company’s common share at $0.01/unit. The warrants have a strike price of $0.20/share and terminate on September30, 2022. Using the Black Scholes method to determine valuation of the warrants issued in the nine months ended September 30, 2020, there was a recorded equity transaction of $14,644 to increase additional paid in capital. The Company is continuing capital raise activities.

During the years ended December 31, 2019 and December 31, 2018 there we no equity transactions, except for the reverse stock split that occurred on June 27, 2018.

Note 3 – Equity Transactions

The Company has authorized 500,000,000 shares of common stock with a par value of $0.0001. The total issued common stock as of December 31, 2019 and December 31, 2018 was 626,789 shares.

During the years ended December 31, 2019 and December 31, 2018 there we no equity transactions, except for the reverse stock split that occurred on June 27, 2018.